UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-101384

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)

 (Zip code)

Pennsylvania Avenue Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 642-6393

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pennsylvania Avenue Event-Driven Fund

SUNPOWER CORPORATION

Ticker Symbol:SPWRA	Cusip Number:867652307
Record Date: 3/10/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: UWE-ERNST BUFE, PAT WOOD III	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR FISCAL YEAR 2009.	For	Issuer	For	With

THE MIDDLEBY CORPORATION

Ticker Symbol:MIDD	Cusip Number:596278101
Record Date: 3/20/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: SELIM A. BASSOUL, ROBERT B. LAMB, RYAN LEVENSON, JOHN R. MILLER III, GORDON O'BRIEN, PHILIP G. PUTNAM, SABIN C. STREETER, ROBERT L. YOHE	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR FISCAL YEAR ENDING JANUARY 2, 2010.	Against	Issuer	For	Against
3	APPROVAL OF PERFORMANCE GOALS UNDER THE MIDDLEBY CORPORATION 2007 STOCK INCENTIVE PLAN.	For	Issuer	For	With
4	APPROVE AN AMENDMENT TO THE MIDDLEBY CORPORATION 2007 STOCK INCENTIVE PLAN.	For	Issuer	For	With

3COM CORPORATION

Ticker Symbol:COMS	Cusip Number:885535104
Record Date: 8/1/2008	Meeting Date: 9/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: ERIC A. BENHAMOU, GARY T. DICAMILLO, JAMES R. LONG, RONALD A. SEGE	For	Issuer	For	With
2	AMENDMENT TO 2003 STOCK PLAN.	Against	Issuer	For	Against
3	AMENDMENT TO 1984 ESPP.	Against	Issuer	For	Against
4	RATIFYING THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING MAY 2009.	Against	Issuer	For	Against
5	PERFORMANCE-BASED OPTIONS.	For	Stockholder	Against	Against
6	DECLASSIFICATION OF BOARD.	For	Stockholder	Against	Against

ANGELICA CORPORATION

Ticker Symbol:AGL	Cusip Number:034663104
Record Date: 6/30/2008	Meeting Date: 7/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 22, 2008, BY AND AMONG ANGELICA CORPORATION, CLOTHESLINE HOLDINGS, INC. AND CLOTHESLINE ACQUISITION CORPORATION.	For	Issuer	For	With
2	APPROVAL OF THE GRANT TO THE PROXYHOLDERS OF THE AUTHORITY TO VOTE IN THEIR DISCRETION TO ADJOURN THE SPECIAL MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES.	For	Issuer	For	With

ANSOFT CORPORATION

Ticker Symbol:ANST	Cusip Number:036384105
Record Date: 6/6/2008	Meeting Date: 7/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT AND APPROVE THE AGREEMENT AND PLAN OF MERGER BY AND AMONG ANSYS, INC., REFERRED TO HEREIN AS ANSYS, EVGENI, INC., SIDNEY LLC AND ANSOFT DATED AS OF MARCH 31, 2008, PURSUANT TO WHICH ANSOFT IS BEING ACQUIRED BY ANSYS, AND THE TRANSACTIONS CONTEMPLATED THEREBY.	For	Issuer	For	With
2	TO APPROVE A PROPOSAL TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE ADOPTION AND APPROVAL OF THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY.	Against	Issuer	For	Against
3	WITH DISCRETIONARY AUTHORITY, UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING. AT THIS TIME, THE PERSONS MAKING THIS SOLICITATION KNOW OF NO OTHER MATTERS TO BE PRESENTED AT THE MEETING.	For	Issuer	For	With

CAGLE'S, INC.

Ticker Symbol:CGL.A	Cusip Number:127703106
Record Date: 5/23/2008	Meeting Date: 7/11/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors' election: G. BLAND BYRNE III, GEORGE DOUGLAS CAGLE, JAMES DAVID CAGLE, J. DOUGLAS CAGLE, CANDACE CHAPMAN, MARK M. HAM IV, PANOS J. KANES, EDWARD J. RUTKOWSKI	For	Issuer	For	With
2	MANAGEMENT PROPOSAL REGARDING THE RATIFICATION OF THE APPOINTMENT OF MOORE STEPHENS FROST PLC AS INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING MARCH 28, 2009.	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL REGARDING CONTROLLED-ATMOSPHERE KILLING.	For	Stockholder	Against	Against

CAPTARIS, INC.

Ticker Symbol:CAPA	Cusip Number:14071N104
Record Date: 9/30/2008	Meeting Date: 10/31/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 3, 2008, BY AND AMONG CAPTARIS, INC., OPEN TEXT CORPORATION, OPEN TEXT, INC., AND OASIS MERGER CORP.	For	Issuer	For	With
2	TO APPROVE ANY PROPOSAL TO ADJOURN THE SPECIAL MEETING, IF DETERMINED NECESSARY BY CAPTARIS, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE MERGER AGREEMENT OR IF OTHERWISE DEEMED NECESSARY OR APPROPRIATE.	For	Issuer	For	With

CCA INDUSTRIES, INC.

Ticker Symbol:CAW	Cusip Number:124867102
Record Date: 5/15/2009	Meeting Date: 6/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: ROBERT LAGE, DUNNAN EDELL, JAMES P. MASTRIAN	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KGS LLP (""KGS""), AS THE COMPANY'S INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2009.	Against	Issuer	For	Against

CENTENNIAL COMMUNICATIONS CORP.

Ticker Symbol:CYCL	Cusip Number:15133V208
Record Date: 1/13/2009	Meeting Date: 2/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 7, 2008, BY AND AMONG CENTENNIAL COMMUNICATIONS CORP., A DELAWARE CORPORATION, AT&T INC., A DELAWARE CORPORATION, AND INDEPENDENCE MERGER SUB INC., A DELAWARE CORPORATION AND A WHOLLY OWNED SUBSIDIARY OF AT&T INC.	For	Issuer	For	With
2	TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE AGREEMENT AND PLAN OF MERGER.	For	Issuer	For	With

CHINA HEALTHCARE ACQUISITION CORP U

Ticker Symbol:CHM	Cusip Number:16939Q104
Record Date: 2/3/2009	Meeting Date: 3/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	EARLY DISTRIBUTION	For	Issuer	For	With
2	DIRECTOR RICHARD PRINS	For	Issuer	For	With
3	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
4	ADJOURNMENT	Against	Issuer	For	Against

CKX, INC.

Ticker Symbol:CKXE	Cusip Number:12562M106
Record Date: 11/7/2008	Meeting Date: 12/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the following nominee(s): ROBERT F.X. SILLERMAN, SIMON FULLER, MITCHELL J. SLATER, HOWARD J. TYTEL, EDWIN M. BANKS, EDWARD BLEIER, JERRY L. COHEN, CARL D. HARNICK, JACK LANGER, JOHN D. MILLER	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008	For	Issuer	For	With

CLEAR CHANNEL COMMUNICATIONS, INC.

Ticker Symbol:CCU	Cusip Number:184502102
Record Date: 6/19/2008	Meeting Date: 7/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE THE ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED NOVEMBER 16, 2006, BY AND AMONG CLEAR CHANNEL COMMUNICATIONS, INC., BT TRIPLE CROWN MERGER CO., INC., B TRIPLE CROWN FINCO, LLC, AND T TRIPLE CROWN FINCO, LLC, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
2	APPROVAL OF THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THEIR ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE AND ADOPT THE AMENDED AGREEMENT AND PLAN OF MERGER.	Against	Issuer	For	Against
3	IN THE DISCRETION OF THE PROXY HOLDERS, ON ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING.	For	Issuer	For	With

COMPANIA ANONIMA NAC. TEL. DE VENEZ

Ticker Symbol:CANUY	Cusip Number:204421101
Record Date: 3/10/2009	Meeting Date: 3/31/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE BOARD OF DIRECTORS RECOMMENDS THE APPROVAL OF THE ANNUAL REPORT AND FINANCIAL STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008, AND THE REPORT OF THE STATUTORY AUDITORS.	For	Issuer	For	With
2	THE BOARD OF DIRECTORS RECOMMENDS THE APPROVAL OF THE PAYMENT OF AN ORDINARY DIVIDEND FOR 2009 OF BS. 0.95282 PER SHARE REPRESENTING US$ 3.10 PER ADS (CONVENIENCE US$ CONVERSION AT THE CURRENT OFFICIAL EXCHANGE RATE OF BS. 2.15 PER US$) PAYABLE ON MAY 8, 2009, TO SHAREHOLDERS OF RECORD AS OF APRIL 30, 2009.	For	Issuer	For	With
3	PROPOSAL TO ELECT ALL DIRECTORS TO SERVE ON THE DIRECTORS FOR THE PERIOD 2009-2010.	For	Issuer	For	With
4	APPOINTMENT OF LARA, MARAMBIO Y ASOCIADOS - MEMBER FIRM OF DELOITTE, AS EXTERNAL AUDITORS FOR 2009-2010.	For	Issuer	For	With
5	APPOINTMENT OF THE NOMINATED STATUTORY AUDITORS, PRINCIPAL AND ALTERNATE, AND THEIR RESPECTIVE COMPENSATION FOR SERVICES TO BE RENDERED: ANTONIO SALAZAR (PRINCIPAL) & JESUS TESARA (ALTERNATE)	For	Issuer	For	With
6	APPOINTMENT OF THE NOMINATED STATUTORY AUDITORS, PRINCIPAL AND ALTERNATE, AND THEIR RESPECTIVE COMPENSATION FOR SERVICES TO BE RENDERED: JULIO VILORIA (PRINCIPAL) & JERUSS AROCHA (ALTERNATE)	For	Issuer	For	With

COMPUTER HORIZONS CORP.

Ticker Symbol:CHRZ	Cusip Number:205908106
Record Date: 12/31/2008	Meeting Date: 2/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE, SUBJECT TO FINAL ACTION BY THE BOARD, AN AMENDMENT TO OUR CERTIFICATE OF INCORPORATION WHEREBY THE COMPANY WILL EFFECT A 1-FOR-500 REVERSE STOCK SPLIT SUCH THAT SHAREHOLDERS OWNING OF RECORD FEWER THAN 500 SHARES OF COMMON STOCK, PAR VALUE $0.10 PER SHARE WILL HAVE SUCH SHARES CANCELLED AND CONVERTED INTO THE RIGHT TO RECEIVE $0.30 FOR EACH SHARE OF COMMON STOCK.	For	Issuer	For	With
2	TO APPROVE, SUBJECT TO SHAREHOLDER APPROVAL OF THE PROPOSAL DESCRIBED IN (1) ABOVE AND FINAL ACTION BY THE BOARD OF DIRECTORS, TO TAKE EFFECT IMMEDIATELY FOLLOWING THE REVERSE STOCK SPLIT, AN AMENDMENT TO OUR CERTIFICATE OF INCORPORATION WHEREBY THE COMPANY WILL EFFECT A 500-FOR-1 FORWARD STOCK SPLIT OF OUR OUTSTANDING COMMON STOCK.	For	Issuer	For	With
3	Election of the following directors: ERIC ROSENFELD, KARL MEYER, FRANK TANKI, WILLEM VAN RIJN, ROBERT WALTERS	For	Issuer	For	With

COMPUTER TASK GROUP, INCORPORATED

Ticker Symbol:CTGX	Cusip Number:205477102
Record Date: 3/27/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: JOHN M. PALMS, DANIEL J. SULLIVAN	For	Issuer	For	With

CONSTELLATION ENERGY GROUP, INC.

Ticker Symbol:CEG	Cusip Number:210371100
Record Date: 11/14/2008	Meeting Date: 12/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE MERGER OF MEHC MERGER SUB INC., A WHOLLY OWNED SUBSIDIARY OF MIDAMERICAN ENERGY HOLDINGS COMPANY, WITH AND INTO CONSTELLATION ENERGY GROUP, INC. AS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 19, 2008, BY AND AMONG CONSTELLATION ENERGY GROUP, INC., MIDAMERICAN ENERGY HOLDINGS COMPANY, AND MEHC MERGER SUB INC.	Against	Issuer	For	Against
2	TO CONSIDER AND VOTE ON ANY PROPOSAL TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE OR TIME, IF NECESSARY OR APPROPRIATE IN THE VIEW OF CONSTELLATION ENERGY GROUP, INC.'S BOARD OF DIRECTORS, INCLUDING TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF PROPOSAL TO APPROVE MERGER IF THERE ARE INSUFFICIENT VOTES, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Against	Issuer	For	Against

EMBARQ CORPORATION

Ticker Symbol:EQ	Cusip Number:29078E105
Record Date: 12/17/2008	Meeting Date: 1/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE AGREEMENT AND PLAN OF MERGER, AMONG CENTURYTEL, INC., CAJUN ACQUISITION COMPANY, A WHOLLY OWNED SUBSIDIARY OF CENTURYTEL, INC., AND EMBARQ CORPORATION. UPON APPROVAL, CAJUN ACQUISITION COMPANY WILL BE MERGED WITH AND INTO EMBARQ AND EACH OUTSTANDING SHARE OF COMMON STOCK OF EMBARQ WILL BE CONVERTED INTO RIGHT TO RECEIVE 1.37 SHARES OF COMMON STOCK OF CENTURYTEL.	For	Issuer	For	With

HEELYS, INC

Ticker Symbol:HLYS	Cusip Number:42279M107
Record Date: 4/15/2009	Meeting Date: 5/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: 1) ROGER R. ADAMS 2) JERRY R. EDWARDS 3) PATRICK F. HAMNER 4) SAMUEL B. LIGON 5) GARY L. MARTIN 6) RICHARD E. MIDDLEKAUFF 7) RALPH T. PARKS 8) JEFFREY G. PETERSON	For	Issuer	For	With

HILB ROGAL & HOBBS COMPANY

Ticker Symbol:HRH	Cusip Number:431294107
Record Date: 8/22/2008	Meeting Date: 9/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JUNE 7, 2008, BY AND AMONG WILLIS GROUP HOLDINGS LIMITED, HERMES ACQUISITION CORP. (""MERGER SUB"") AND HILB ROGAL & HOBBS COMPANY (""HRH""), AS THE SAME MAY BE AMENDED FROM TIME TO TIME, PURSUANT TO WHICH HRH WILL MERGE WITH AND INTO MERGER SUB.	For	Issuer	For	With
2	TO CONSIDER AND VOTE UPON THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING OF HRH SHAREHOLDERS, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES.	For	Issuer	For	With

IMAGE ENTERTAINMENT, INC.

Ticker Symbol:DISK	Cusip Number:452439201
Record Date: 1/12/2009	Meeting Date: 2/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 20, 2008, AMONG NYX ACQUISITIONS, INC., THE CONCEIVED GROUP, INC. AND IMAGE ENTERTAINMENT, INC.	For	Issuer	For	With
2	ANY PROPOSAL TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO ADOPT THE MERGER AGREEMENT	For	Issuer	For	With

IMAGE ENTERTAINMENT, INC.

Ticker Symbol:DISK	Cusip Number:452439201
Record Date: 8/21/2008	Meeting Date: 10/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the following nominee(s): DAVID CORIAT, IRA S. EPSTEIN	For	Issuer	For	With
2	APPROVAL OF THE 2008 STOCK AWARDS AND INCENTIVE PLAN (PROPOSAL 2).	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (INDEPENDENT AUDITORS) FOR THE FISCAL YEAR ENDING MARCH 31, 2009 (PROPOSAL 3).	For	Issuer	For	With

INFOGROUP INC

Ticker Symbol:IUSA	Cusip Number:45670G108
Record Date: 9/19/2008	Meeting Date: 10/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election: BERNARD W. REZNICEK: Withhold JOHN N. STAPLES III: Withhold CLIFTON T. WEATHERFORD: Withhold	Against	Issuer	For	Against
2	TO APPROVE AN AMENDMENT TO THE INFOUSA INC. 2007 OMNIBUS INCENTIVE PLAN TO CLARIFY THE NUMBER OF SHARES OF THE COMPANY COMMON STOCK RESERVED FOR ISSUANCE THEREUNDER.	Against	Issuer	For	Against

INTERTAPE POLYMER GROUP INC.

Ticker Symbol:ITP	Cusip Number:460919103
Record Date: 6/3/2009	Meeting Date: 6/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE ELECTION OF DIRECTORS	For	Issuer	For	With
2	THE APPOINTMENT OF AUDITORS	Against	Issuer	For	Against
3	THE RESOLUTION IN THE FORM ANNEXED AS SCHEDULE D TO THE MANAGEMENT INFORMATION CIRCULAR, APPROVING THE EXTENSION FOR THREE ADDITIONAL YEARS OF THE CORPORATION'S SHAREHOLDER PROTECTION RIGHTS PLAN AGREEMENT, AS AMENDED.	Against	Issuer	For	Against

IONA TECHNOLOGIES PLC SPONSORED ADR

Ticker Symbol:IONA	Cusip Number:46206P109
Record Date: 7/24/2008	Meeting Date: 9/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RECEIVE AND CONSIDER FINANCIAL STATEMENTS	For	Issuer	For	With
2	RE-ELECTION OF MR. KEVIN MELIA	For	Issuer	For	With
3	RE-ELECTION OF DR. SEAN BAKER	For	Issuer	For	With
4	RE-ELECTION OF MR. JAMES MAIKEUZ	For	Issuer	For	With
5	AUTHORITY TO FIX ERNST & YOUNG'S (DUBLIN) AND ERNST & YOUNG LLP'S (BOSTON) REMUNERATION	For	Issuer	For	With
6	AUTHORITY TO PURCHASE OWN SHARES AND SET RE-ISSUE PRICE RANGE FOR TREASURY SHARES	For	Issuer	For	With

IPASS, INC.

Ticker Symbol:IPAS	Cusip Number:46261V108
Record Date: 4/29/2009	Meeting Date: 6/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: RANDALL C. BASSETT, KENNETH H. TRAUB, PAUL A. GALLEBERG	For	Stockholder	Against	With
2	THE COMPANY'S PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009	For	Issuer	For	With
3	THE COMPANY'S PROPOSAL TO APPROVE AN AMENDMENT TO IPASS' AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD.	For	Issuer	For	With

LEV PHARMACEUTICALS, INC.

Ticker Symbol:LEVP	Cusip Number:52730C101
Record Date: 8/27/2008	Meeting Date: 10/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 15, 2008, BY AND AMONG LEV PHARMACEUTICALS, INC., VIROPHARMA INCORPORATED, A DELAWARE CORPORATION, OR VIROPHARMA, AND HAE ACQUISITION CORP., A DELAWARE CORPORATION AND WHOLLYOWNED SUBSIDIARY OF VIROPHARMA, OR MERGER SUB, AS IT MAY BE AMENDED FROM TIME TO TIME.	For	Issuer	For	With
2	PROPOSAL TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE OR TIME, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.	For	Issuer	For	With

MAC-GRAY CORPORATION

Ticker Symbol:TUC	Cusip Number:554153106
Record Date: 3/26/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: SCOTT W. CLARK, BRUCE C. GINSBERG	For	Stockholder	Against	Against
2	APPROVAL OF THE MAC-GRAY CORPORATION 2009 STOCK OPTION AND INCENTIVE PLAN AS DESCRIBED IN MAC-GRAY'S PROXY STATEMENT.	Against	Issuer	For	Against
3	APPROVAL OF THE STOCKHOLDER PROPOSAL TO REQUEST THAT THE BOARD OF DIRECTORS, IN COMPLIANCE WITH APPLICABLE LAW, TAKE THE STEPS NECESSARY TO DECLASSIFY THE BOARD BY REORGANIZING THE BOARD INTO ONE CLASS SUBJECT TO ELECTION EACH YEAR.	For	Stockholder	Against	Against
4	APPROVAL OF THE STOCKHOLDER PROPOSAL TO REQUEST THAT THE BOARD OF DIRECTORS INITIATE THE APPROPRIATE PROCESSES TO AMEND MAC-GRAY'S BYLAWS AND EACH APPROPRIATE GOVERNING DOCUMENT TO PROVIDE FOR A MAJORITY VOTE STANDARD FOR THE ELECTION OF DIRECTORS IN UNCONTESTED ELECTIONS.	For	Stockholder	Against	Against

MASSBANK CORP.

Ticker Symbol:MASB	Cusip Number:576152102
Record Date: 6/3/2008	Meeting Date: 7/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MARCH 10, 2008, BY AND AMONG EASTERN BANK CORPORATION, EASTERN BANK, MINUTEMAN ACQUISITION CORP., MASSBANK CORP. AND MASSBANK.	For	Issuer	For	With
2	TO APPROVE ONE OR MORE ADJOURNMENTS OF THE SPECIAL MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING, OR AT ANY ADJOURNMENT OR POSTPONEMENT OF THAT MEETING, TO APPROVE THE AGREEMENT AND PLAN OF MERGER.	For	Issuer	For	With

MEADOW VALLEY CORPORATION

Ticker Symbol:MVCO	Cusip Number:583185103
Record Date: 11/28/2008	Meeting Date: 12/26/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 28, 2008, BY AND AMONG MEADOW VALLEY CORPORATION, PHOENIX PARENT CORP. AND PHOENIX MERGER SUB, INC., AS IT MAY BE AMENDED FROM TIME TO TIME.	Against	Issuer	For	Against
2	MOTION TO ADJOURN THE SPECIAL MEETING TO A LATER DATE, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE PROPOSAL NUMBER 1.	Against	Issuer	For	Against

MEMRY CORPORATION

Ticker Symbol:MRY	Cusip Number:586263204
Record Date: 8/18/2008	Meeting Date: 9/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER DATED JUNE 24, 2008, AS AMENDED BY AMENDMENT NO. 1 DATED AUGUST 14, 2008, BY AND AMONG MEMRY CORPORATION., SAES GETTERS S.P.A. AND SAES DEVICES CORP., AS IT MAY BE AMENDED FROM TIME TO TIME.	For	Issuer	For	With
2	TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO PERMIT THE FURTHER SOLICITATION OF PROXIES IN THE EVENT THAT THERE ARE NOT SUFFICIENT VOTES TO APPROVE AND ADOPT PROPOSAL 1.	For	Issuer	For	With

MERISEL, INC.

Ticker Symbol:MSEL	Cusip Number:589849306
Record Date: 10/13/2008	Meeting Date: 12/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: RONALD P. BADIE, A.J. FITZGIBBONS III, EDWARD A. GRANT, BRADLEY J. HOECKER, LAWRENCE J. SCHOENBERG, DONALD R. UZZI	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF BDO SEIDMAN AS THE COMPANY'S INDEPENDENT AUDITOR FOR MERISEL'S 2008 FISCAL YEAR.	For	Issuer	For	With
3	TO APPROVE THE ADOPTION OF THE COMPANY'S 2008 STOCK AWARD AND INCENTIVE PLAN.	For	Issuer	For	With

NDS GROUP PLC

Ticker Symbol:NNDS	Cusip Number:628891103
Record Date: 11/7/2008	Meeting Date: 12/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR THE APPROVAL OF THE COMPANY'S U.K. ANNUAL REPORT AND FINANCIAL STATEMENTS FOR THE YEAR ENDED JUNE 30, 2008, TOGETHER WITH THE CORRESPONDING INDEPENDENT AUDITORS' REPORT AND DIRECTORS' REPORT.	For	Issuer	For	With
2	FOR THE APPROVAL OF THE DIRECTORS' REMUNERATION REPORT FOR THE YEAR ENDED JUNE 30, 2008.	For	Issuer	For	With
3	FOR RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2009, AND THE AUTHORIZATION OF THE AUDIT COMMITTEE TO DETERMINE ERNST & YOUNG LLP'S REMUNERATION IN RESPECT OF SUCH PERIOD.	For	Issuer	For	With
4	Election of director ROGER W. EINIGER	For	Issuer	For	With

SECURE COMPUTING CORPORATION

Ticker Symbol:SCUR	Cusip Number:813705100
Record Date: 10/10/2008	Meeting Date: 11/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 21, 2008, BY AND AMONG MCAFEE, INC., SEABISCUIT ACQUISITION CORPORATION AND SECURE COMPUTING CORPORATION.	For	Issuer	For	With
2	PROPOSAL TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF ADOPTION OF THE MERGER AGREEMENT.	For	Issuer	For	With

STONELEIGH PARTNERS ACQUISITION COR

Ticker Symbol:SOC	Cusip Number:861923100
Record Date: 4/15/2009	Meeting Date: 5/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	EXTENSION OF CORPORATE LIFE AMEND: THE CORPORATION'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO PERMIT THE CONTINUANCE OF THE EXISTENCE OF THE CORPORATION UNTIL DECEMBER 31, 2009 BY AMENDING ARTICLE SIXTH OF THE CERTIFICATE OF INCORPORATION.	Against	Issuer	For	Against
2	APPROVE THE CONVERSION: ALLOW THE HOLDERS OF SHARES OF COMMON STOCK ISSUED IN THE CORPORATION'S INITIAL PUBLIC OFFERING TO ELECT TO CONVERT SUCH SHARES SOLD IN THE INITIAL PUBLIC OFFERING INTO THEIR PRO RATA PORTION OF THE FUNDS HELD IN THE TRUST ACCOUNT ESTABLISHED AT THE TIME OF THE CORPORATION'S INITIAL PUBLIC OFFERING.	Against	Issuer	For	Against
3	IF YOU HAVE VOTED ""FOR"" PROPOSAL 2 AND ARE EXERCISING YOUR CONVERSION RIGHTS, YOU MUST CHECK THE ""AGAINST"" BOX AND FOLLOW THE INSTRUCTIONS DESCRIBED IN THE MATERIALS.	Abstained	Issuer	For	N/A

TERCICA, INC.

Ticker Symbol:TRCA	Cusip Number:88078L105
Record Date: 9/3/2008	Meeting Date: 10/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JUNE 4, 2008 (THE ""MERGER AGREEMENT""), BY AMONG TERCICA, INC., BEAUFOUR IPSEN PHARMA (THE ""PURCHASER"") AND TRIBECA ACQUISITION CORPORATION, A WHOLLY OWNED SUBSIDIARY OF THE PURCHASER (THE ""MERGER SUB"").	For	Issuer	For	With
2	TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES TO VOTE IN FAVOR OF THE ADOPTION OF THE MERGER AGREEMENT.	For	Issuer	For	With

TOWER GROUP, INC.

Ticker Symbol:TWGP	Cusip Number:891777104
Record Date: 3/18/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: JAN R. VAN GORDER, AUSTIN P. YOUNG, III	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF JOHNSON LAMBERT & CO. LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR 2009.	For	Issuer	For	With

TRANS WORLD ENTERTAINMENT CORPORATI

Ticker Symbol:TWMC	Cusip Number:89336Q100
Record Date: 6/17/2009	Meeting Date: 5/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: BRYANT R. RILEY, MICHAEL B. SOLOW	For	Issuer	For	With
2	APPROVAL OF THE 2009 TRANS WORLD ENTERTAINMENT EXECUTIVE BONUS PLAN	Against	Issuer	For	Against

TRANSFORMA ACQUISITION GROUP

Ticker Symbol:TAQ	Cusip Number:89366E100
Record Date: 12/1/2008	Meeting Date: 12/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE DISSOLUTION OF THE COMPANY AND THE PLAN OF LIQUIDATION IN, OR SUBSTANTIALLY IN, THE FORM SUBMITTED TO STOCKHOLDERS AT OR PRIOR TO THE SPECIAL MEETING.	For	Issuer	For	With
2	TO AUTHORIZE THE COMPANY'S BOARD OF DIRECTORS OR ITS CHAIRMAN, IN THEIR DISCRETION, TO ADJOURN OR POSTPONE THE SPECIAL MEETING IF NECESSARY FOR FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE ORIGINALLY SCHEDULED TIME OF THE SPECIAL MEETING TO APPROVE THE FOREGOING PROPOSAL.	For	Issuer	For	With

THE PEP BOYS - MANNY, MOE & JACK

Ticker Symbol:PBY	Cusip Number:713278109
Record Date: 4/17/2009	Meeting Date: 6/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: JANE SCACCETTI, JOHN T. SWEETWOOD, M. SHAN ATKINS, ROBERT H. HOTZ, JAMES A. MITAROTONDA, NICK WHITE, JAMES A. WILLIAMS, IRVIN D. REID, MICHAEL R. ODELL, MAX L. LUKENS	For	Issuer	For	With
2	THE RATIFICATION OF THE APPOINTMENT OF OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Against	Issuer	For	With
3	THE AMENDMENT AND RESTATEMENT OF OUR STOCK INCENTIVE PLAN TO EXTEND ITS TERM THROUGH DECEMBER 31, 2014.	For	Issuer	For	With
4	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF OUR ANNUAL INCENTIVE BONUS PLAN.	For	Issuer	For	With
5	A SHAREHOLDER PROPOSAL REGARDING THE COMPANY'S REINCORPORATION TO NORTH DAKOTA, IF PRESENTED BY ITS PROPONENT.	For	Stockholder	Against	Against

TUMBLEWEED COMMUNICATIONS CORP.

Ticker Symbol:TMWD	Cusip Number:899690101
Record Date: 7/1/2008	Meeting Date: 8/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER DATED JUNE 5, 2008, BY AND AMONG TUMBLEWEED COMMUNICATIONS CORP., AXWAY INC. AND TORNADO ACQUISITION CORP., AS IT MAY BE AMENDED FROM TIME TO TIME	For	Issuer	For	With
2	TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO PERMIT THE FURTHER SOLICITATION OF PROXIES IN THE EVENT THAT THERE ARE NOT SUFFICIENT VOTES TO APPROVE AND ADOPT PROPOSAL 1	For	Issuer	For	With

WARWICK VALLEY TELEPHONE COMPANY

Ticker Symbol:WWVY	Cusip Number:936750108
Record Date: 3/10/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO FIX THE NUMBER OF DIRECTORS AT EIGHT UNTIL THE NEXT ANNUAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With
2	Election of Directors: JEFFREY D. ALARIO, DUANE W. ALBRO, DOUGLAS B. BENEDICT, KELLY C. BLOSS, WISNER H. BUCKBEE, ROBERT J. DEVALENTINO, THOMAS H. GRAY, DOUGLAS J. MELLO	Against	Issuer	For	Against
3	PROPOSAL TO RATIFY THE SELECTION OF WITHUMSMITH+BROWN, PC AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL FROM WILLIAM STEINER TO APPROVE THE MAXIMIZE VALUE RESOLUTION.	For	Stockholder	Against	Against

WILSHIRE ENTERPRISES, INC

Ticker Symbol:WOC	Cusip Number:971889100
Record Date: 7/25/2008	Meeting Date: 9/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Merger agreement	Against	Issuer	For	Against
2	Adjournement	Against	Issuer	For	Against

WILSHIRE ENTERPRISES, INC.

Ticker Symbol:WOC	Cusip Number:971889100
Record Date: 1/23/2009	Meeting Date: 3/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: Voted for Andrew Dakos, Gerald Hellerman; against management nominees	For	Issuer	For/Against	Against
2	RATIFICATION OF THE APPOINTMENT OF J.H. COHN LLP AS AUDITORS FOR 2008	For	Issuer	For	With
3	A PROPOSAL TO RESTRICT THE BOARD'S ABILITY TO ADOPT A POISON PILL	For	Stockholder	Against	Against
4	A RECOMMENDATION TO PURSUE A LIQUIDITY EVENT	For	Stockholder	Against	Against
5	A PROPOSAL TO ELECT THE ENTIRE BOARD ANNUALLY	For	Stockholder	Against	Against

ZYGO CORPORATION

Ticker Symbol:ZIGO	Cusip Number:989855101
Record Date: 4/29/2009	Meeting Date: 6/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: EUGENE G. BANUCCI, STEPHEN D. FANTONE, SAMUEL H. FULLER, SEYMOUR E. LIEBMAN, J. BRUCE ROBINSON, ROBERT B. TAYLOR, CAROL P. WALLACE, GARY K. WILLIS, BRUCE W. WORSTER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTING FIRM FOR FISCAL 2009.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pennsylvania Avenue Funds

By Thomas Kirchner

* Thomas Kirchner

President

Date: August 20, 2009

*Print the name and title of each signing officer under his or her signature.